Related Party Transactions (Tables)	11 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	Three months ended December 31, 2013	Year ended September 30, 2013

Management fees	$ 4,000	$ -